FILE NO. 2-27539

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 23, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 59	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 45	☒
(Check appropriate box or boxes)

ARMSTRONG ASSOCIATES, INC.
(Exact Name of Registrant as Specified in Charter)

750 North St. Paul St., Suite 1300, Dallas, Texas	75201
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (214) 720-9101

C. K. Lawson
President
Armstrong Associates, Inc.
750 North St. Paul St.
Suite 1300
Dallas, Texas 75201
(Name and Address for Agent for Service)

Approximate Date of Proposed Public Offering: November 23, 2010

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☒	on November 23, 2010 pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED	COMMON STOCK ($1.00 PAR VALUE)

PART A

Part A is hereby incorporated by reference to Part A of the Registrant’s Post-Effective Amendment No. 58 (Accession-no: 0001398344-10-001518) to its Registration Statement on Form N-1A filed with the SEC on November 22, 2010.

PART B

Part B is hereby incorporated by reference to Part B of the Registrant’s Post-Effective Amendment No. 58 (Accession-no: 0001398344-10-001518) to its Registration Statement on Form N-1A filed with the SEC on November 22, 2010.

PART C: OTHER INFORMATION

Item 28.   Exhibits

(a)	Restated Articles of Incorporation of the Fund filed October 28, 1983 [Exhibit (a), Form N-1A Post-Effective Amendment No. 45]

(b)(1)	Bylaws of the Fund as amended through August 27, 1987 [Exhibit (b)(1), Form N-1A Post-Effective Amendment No. 45]

(b)(2)	Amendment to Bylaws of the Fund, effective August 25, 1993 [Exhibit (b)(2), Form N-1A Post-Effective Amendment No. 45]

(c)	See Exhibit (a)

(d)	Investment Advisory Agreement dated October 30, 1981 between the Fund and Portfolios, Inc. [Exhibit (d), Form N-1A Post-Effective Amendment No. 45]

(e)	None

(f)	None

(g)	Custody Agreement dated September 9, 1994 between the Fund and The Bank of California, N.A. [Exhibit g, Form N-1A, Post-Effective Amendment No. 45]

(h)(1)	Amended and Restated Transfer Agent Agreement dated May 17, 1995 [Exhibit (h)(1), Form N-1A Post Effective Amendment No. 45]

(h)(2)	Administrative Services Agreement dated October 24, 1985 between the Fund and Portfolios, Inc. [Exhibit (h)(2), Form N-1A Post-Effective Amendment No. 45]

(i)	Opinion of Jackson & Walker, L.L.P. as to legality of securities being registered and related consent [Exhibit (j), Form N-1A Post-Effective Amendment No. 46]

(j)	Travis,Wolff, L.L.P. [Filed Herewith]

(k)	Not Applicable

(l)	None

(m)	None

(n)	None

(o)	Reserved

(p)	Code of Ethics [Exhibit P, Form N-1A Post-Effective Amendment No. 52]

Item 29.   Persons Controlled by or Under Common Control with Registrant

None

Item 30.   Indemnification

Chapter 8 of the Texas Business Organizations Code and Article XI of the Bylaws of the Fund provide for the indemnification of directors and officers of the Fund against certain liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of Investment Adviser

In addition to serving as investment adviser to the Fund, Portfolios, Inc. serves as investment adviser to a number of other persons, none of whom is believed to be an investment company.

Name	Positions and Offices with Portfolios, Inc.	Positions and Offices with the Fund

C. K. Lawson(a)	President, Treasurer and Director	President, Treasurer and Director

Candace L. Bossay(b)	Secretary	Vice President and Secretary

(a)  Mr. Lawson is President, Treasurer and a director of Lawson Investments, Inc. ("LII"), a corporation which owns all of the outstanding stock of Portfolios, Inc. and the principal business address of which is 750 North St. Paul, Suite 1300, Dallas, Texas 75201.

(b)  Ms. Bossay is Vice President and Secretary of LII.

Item 32.   Principal Underwriters

Not Applicable.

Item 33.   Location of Accounts and Records

Physical possession of all accounts, books and other documents required to be maintained by the Fund and the Adviser pursuant to ss.31 of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Fund and the Adviser at 750 North St. Paul, Suite 1300, Dallas, Texas, except that certain records are maintained at the offices of the Fund's custodian, The Union Bank of California, N.A., 350 California Street, 6th Floor, San Francisco, CA 94104.

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and the State of Texas, on November 23, 2010.

ARMSTRONG ASSOCIATES, INC.

By:	/s/ Candace L. Bossay
Candace L. Bossay,
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 23, 2010.

Signature	Title

C.K. LAWSON*	President, Treasurer and Director
(Principal Executive Officer and Principal Financial and Accounting Officer)

EUGENE P. FRENKEL*	Director

DOUGLAS W. MACLAY*	Director

CRUGER S. RAGLAND*	Director

ANN REED DITTMAR*	Director

GEORGE Y. BANKS*	Director

*By:	/s/ Candace L. Bossay
Candace L. Bossay Attorney-in-Fact under Power of Attorney filed as Exhibit 15